Consolidated Statements Of Cash Flows (USD $) In Thousands	6 Months Ended		12 Months Ended
	Jun. 30, 2011	Jun. 30, 2010	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008
OPERATING ACTIVITIES:
Net income	$ 135,847	$ 111,815	$ 287,020	$ 266,336	$ 255,336
Adjustments to reconcile net income to net cash provided by operating activities:
Depreciation and amortization	97,739	42,955	108,404	80,381	46,445
Stock-based compensation	18,772	10,391	22,909	19,593	16,934
Amortization of deferred financing/debt issuance costs and premium/discount	14,345	11,564	22,013	19,503	13,833
Provision for bad debts			855
Selling, general and administrative expenses paid in shares of common stock	129	110	220	251	185
Deferred income taxes	7,708	988	(15,420)	(36,395)	3,082
Loss (gain) on disposal of property and equipment	211	18	154	(16)	143
Change in fair value of acquisition-related contingent consideration	(7,230)	1,120	(51,420)	(128,090)
Loss (gain) on auction-rate securities rights		15,659	15,659	11,662	(27,321)
(Gain) loss on trading securities		(15,420)	(15,420)	(15,222)	4,225
Loss on extinguishment of debt	8,548
(Gain) on extinguishment of debt, net				(4,025)
Impairment of other indefinite lived intangibles		13,000
Impairment of long-lived assets			35,000	69,000	12,680
Purchased in-process research and development					(530)
Other-than-temporary impairment of available-for-sale securities					26,417
Changes in assets and liabilities which provided (used) cash:
Accounts receivable	(31,093)	(30,860)	(84,659)	(62,584)	3,458
Inventories	(49,202)	(387)	13,894	12,920	(11,428)
Prepaid and other assets	(2,393)	(2,601)	(4,003)	13,554	(1,755)
Accounts payable	11,954	3,072	30,145	12,068	(17,969)
Accrued expenses	38,027	27,542	93,346	34,112	40,561
Other liabilities	(9,775)	(329)	(5,612)	9,653	11,009
Income taxes receivable/payable	(19,274)	(12,281)	561	(7,295)	(19,189)
Note receivable					(489)
Net cash provided by operating activities	214,313	176,356	453,646	295,406	355,627
INVESTING ACTIVITIES:
Purchases of property, plant and equipment	(23,905)	(6,166)	(19,891)	(12,415)	(17,428)
Purchases of available-for-sale securities					(134,211)
Proceeds from sales of trading securities			231,125	23,750	975
Proceeeds from sales of available-for-sale securities		161,775			447,111
Proceeds from sale of property, plant and equipment	581		356		27
Principal payments on note receivable					3,333
Payment on contingent consideration	(414)
License fees	(2,300)		(400)	(4,485)	(85,000)
Acquisitions, net of cash acquired	(2,342,556)		(1,105,040)	(250,359)	(15,000)
Other investments		(824)	(2,473)	(2,000)	(20,000)
Net cash (used in) provided by investing activities	(2,368,594)	154,785	(896,323)	(245,509)	179,807
FINANCING ACTIVITIES:
Capital lease obligations repayments		(172)	(313)	(250)	(625)
Tax sharing payments to Endo Pharma LLC					(671)
Tax benefits of stock awards	5,067	452	1,944	717	307
Deferred financing fees	(81,753)		(13,563)	(5,162)
Exercise of Endo Pharmaceuticals Holdings Inc. stock options	20,328	2,452	20,883	8,037	2,235
Principal payments on HealthTronics senior credit facility			(40,000)
Principal payments on Qualitest debt			(406,758)
Principal payments on debt			(61,559)	(120,470)
Net proceeds from issuance of debt			786,576		370,740
Proceeds from other indebtedness, net	393		1,696
Purchase of hedge on convertible senior subordinated notes due 2015					(107,607)
Sale of common stock warrants					50,371
Proceeds from issuance of 2019 and 2022 Notes	900,000
Purchase of common stock	(34,701)	(50,064)	(58,974)		(424,816)
Proceeds from issuance of Term Loans	2,200,000
Principal payments on Term Loan	(400,000)
Payment on AMS Convertible Notes	(273,165)
Distributions to noncontrolling interests	(25,813)		(28,870)
Buy-out of noncontrolling interests, net of contributions	(524)		(633)
Net cash provided by (used in) financing activities	2,309,832	(47,332)	200,429	(117,128)	(110,066)
Effect of foreign exchange rate	104
NET (DECREASE) INCREASE IN CASH AND CASH EQUIVALENTS	155,655	283,809	(242,248)	(67,231)	425,368
CASH AND CASH EQUIVALENTS, BEGINNING OF PERIOD	466,214	708,462	708,462	775,693	350,325
CASH AND CASH EQUIVALENTS, END OF PERIOD	621,869	992,271	466,214	708,462	775,693
SUPPLEMENTAL INFORMATION:
Interest paid	24,768	9,012	22,187	19,265	3,373
Income taxes paid	80,460	79,701	143,529	126,431	142,660
SCHEDULE OF NON-CASH INVESTING AND FINANCING ACTIVITIES
Purchase of property and equipment financed by capital leases	127		689	235	798
Accrual for purchases of property and equipment	2,959	2,238	6,793	2,635	4,211
Settlement of note receivable					(46,667)
Acquisition of license rights					90,657
Transfer of securities from available-for-sale to trading					$ 228,633